Revenues	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Revenues
5.	Revenues

	Years ended December 31,
(In thousands)	2021	2022	2023
Revenues from services
—Data connectivity services	26,430	35,483	46,745
International data connectivity services	21,672	28,085	37,928
Local data connectivity services	4,758	7,398	8,817
—PaaS and SaaS services	10,770	9,819	10,425
—Others	598	926	1,400
	37,798	46,228	58,570
Sales of products
—Sales of terminals	27,408	21,748	24,369
—Sales of data related products	5,843	3,230	2,150
—Others	2,775	255	487
	36,026	25,233	27,006
Total	73,824	71,461	85,576

In the following table, revenue is geographically disaggregated according to the locations of the customers.

	Years ended December 31,
(In thousands)	2021	2022	2023
Japan	35,883	28,088	37,122
North America	24,183	27,183	24,074
Southeast Asia	4,173	4,912	4,605
Mainland China	3,842	1,883	11,156
Hong Kong SAR	2,199	4,166	1,660
Europe	1,845	3,361	4,207
Others	1,457	1,264	1,884
Taiwan	242	604	868
Total	73,824	71,461	85,576